SUPPLEMENTAL CASH FLOW DISCLOSURE (Adjustments to reconcile net earnings to cash flows from operating activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Cash flow statement [Abstract]
Unrealized net loss (gain) on foreign exchange and financial derivatives	$ 23	$ (484)
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	(6,095)	6,250
Other non-current assets	(17,681)	(11,787)
Other non-current liabilities	1,357	(8,021)
Adjustments to reconcile net earnings to cash flows from operating activities (note 21(a))	$ (22,396)	$ (14,042)